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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010
                                               --------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         CornerCap Investment Counsel, Inc.
                 ----------------------------------
   Address:      The Peachtree, Suite 1700
                 ----------------------------------
                 1355 Peachtree Street, N.E.
                 ----------------------------------
                 Atlanta, Georgia  30309
                 ----------------------------------

Form 13F File Number: 28-7208
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Thomas E. Quinn
         -------------------------------
Title:   Chief Executive Officer
         -------------------------------
Phone:   (404)  870-0700
         -------------------------------

Signature, Place, and Date of Signing:

         /s/ Thomas E. Quinn          Atlanta, Georgia     05/10/2010
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

          NONE

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      None
                                        --------------------

Form 13F Information Table Entry Total: 109
                                        --------------------

Form 13F Information Table Value Total: $ 356,800
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      NONE

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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AETNA INC NEW COM              COM              00817Y108     2513    71575 SH       Sole                    71575
ALMOST FAMILY INC COM          COM              020409108     4018   106605 SH       Sole                   106605
ALPHA NATURAL RESOURCES INC CO COM              02076X102     5431   108855 SH       Sole                   108855
AMGEN INC COM                  COM              031162100     5537    92533 SH       Sole                    92533
APACHE CORP COM                COM              037411105       82      812 SH       Sole                      812
APOGEE ENTERPRISES INC COM     COM              037598109     2568   162444 SH       Sole                   162444
APOLLO GROUP INC CL A          COM              037604105     3640    59390 SH       Sole                    59390
ARCHER DANIELS MIDLAND CO COM  COM              039483102     4894   169346 SH       Sole                   169346
ARROW ELECTRS INC COM          COM              042735100     3976   131975 SH       Sole                   131975
ASTORIA FINL CORP COM          COM              046265104     1976   136250 SH       Sole                   136250
AT&T INC COM                   COM              00206R102     5735   221930 SH       Sole                   221930
AZZ INC COM                    COM              002474104     1251    36970 SH       Sole                    36970
BANK OF NEW YORK MELLON CORP C COM              064058100     2265    73360 SH       Sole                    73360
BB&T CORP COM                  COM              054937107      673    20780 SH       Sole                    20780
BLOCK H & R INC COM            COM              093671105     2154   121030 SH       Sole                   121030
BUCKEYE TECHNOLOGIES INC COM   COM              118255108     2251   172070 SH       Sole                   172070
CAL DIVE INTL INC DEL COM      COM              12802T101     1916   261440 SH       Sole                   261440
CARDINAL HEALTH INC COM        COM              14149Y108     2211    61360 SH       Sole                    61360
CASEYS GEN STORES INC COM      COM              147528103     3029    96455 SH       Sole                    96455
CENTURYTEL INC COM             COM              156700106     5795   163431 SH       Sole                   163431
CF INDS HLDGS INC COM          COM              125269100     2361    25893 SH       Sole                    25893
CHART INDS INC COM PAR $0.01   COM              16115Q308     3259   162940 SH       Sole                   162940
CHEVRON CORP NEW COM           COM              166764100       69      916 SH       Sole                      916
CIGNA CORP COM                 COM              125509109     8062   220390 SH       Sole                   220390
CISCO SYS INC COM              COM              17275R102       61     2359 SH       Sole                     2359
CLIFFS NATURAL RESOURCES INC C COM              18683K101     7311   103042 SH       Sole                   103042
COACH INC COM                  COM              189754104      240     6063 SH       Sole                     6063
COMMSCOPE INC COM              COM              203372107     3528   125915 SH       Sole                   125915
COMPUTER SCIENCES CORP COM     COM              205363104     6464   118619 SH       Sole                   118619
CONOCOPHILLIPS COM             COM              20825C104     5288   103344 SH       Sole                   103344
CONVERGYS CORP COM             COM              212485106     4513   368137 SH       Sole                   368137
CORE MARK HOLDING CO INC COM   COM              218681104     2066    67510 SH       Sole                    67510
COVENTRY HEALTH CARE INC COM   COM              222862104     1855    75027 SH       Sole                    75027
CRANE CO COM                   COM              224399105     2851    80307 SH       Sole                    80307
DARDEN RESTAURANTS INC COM     COM              237194105     8196   184013 SH       Sole                   184013
DIAMOND OFFSHORE DRILLING INC  COM              25271C102     4695    52865 SH       Sole                    52865
DONNELLEY R R & SONS CO COM    COM              257867101     6930   324590 SH       Sole                   324590
EMCOR GROUP INC COM            COM              29084Q100     1744    70815 SH       Sole                    70815
ENPRO INDS INC COM             COM              29355X107     3080   105930 SH       Sole                   105930
ESTERLINE TECHNOLOGIES CORP CO COM              297425100     3476    70330 SH       Sole                    70330
EVEREST RE GROUP LTD COM       COM              G3223R108     5953    73562 SH       Sole                    73562
EXXON MOBIL CORP COM           COM              30231G102      652     9731 SH       Sole                     9731
F M C CORP COM NEW             COM              302491303     7185   118690 SH       Sole                   118690
FIRST FINL HLDGS INC COM       COM              320239106     1381    91680 SH       Sole                    91680
FREDS INC CL A                 COM              356108100     1195    99518 SH       Sole                    99518
FUSHI COPPERWELD INC COM       COM              36113E107     2683   239170 SH       Sole                   239170
GAP INC DEL COM                COM              364760108     4169   180395 SH       Sole                   180395
HALLMARK FINL SVCS INC    EC C COM              40624Q203     2464   273795 SH       Sole                   273795
HAWKINS INC COM                COM              420261109     1306    53985 SH       Sole                    53985
HCC INS HLDGS INC COM          COM              404132102     4154   150511 SH       Sole                   150511
HELMERICH & PAYNE INC COM      COM              423452101     4252   111667 SH       Sole                   111667
HEWLETT PACKARD CO COM         COM              428236103      157     2955 SH       Sole                     2955
HILL ROM HLDGS INC COM         COM              431475102     1456    53520 SH       Sole                    53520
INTERNATIONAL BUSINESS MACHS C COM              459200101      392     3059 SH       Sole                     3059
JOHNSON & JOHNSON COM          COM              478160104      161     2470 SH       Sole                     2470
JOY GLOBAL INC COM             COM              481165108     6958   122955 SH       Sole                   122955
JPMORGAN CHASE & CO COM        COM              46625H100     4410    98548 SH       Sole                    98548
KIMBERLY CLARK CORP COM        COM              494368103     5880    93515 SH       Sole                    93515
KINETIC CONCEPTS INC COM NEW   COM              49460W208     4246    88816 SH       Sole                    88816
KNIGHT CAPITAL GROUP INC CL A  COM              499005106     1599   104725 SH       Sole                   104725
KROGER CO COM                  COM              501044101     5525   255058 SH       Sole                   255058
LAKELAND FINL CORP COM         COM              511656100     1231    64595 SH       Sole                    64595
LINCARE HLDGS INC COM          COM              532791100     6702   149341 SH       Sole                   149341
LINCOLN NATL CORP IND COM      COM              534187109     6150   200330 SH       Sole                   200330
MARATHON OIL CORP COM          COM              565849106     5593   176757 SH       Sole                   176757
MATTEL INC COM                 COM              577081102     4139   182034 SH       Sole                   182034
MEDTRONIC INC COM              COM              585055106     5555   123370 SH       Sole                   123370
METTLER TOLEDO INTERNATIONAL C COM              592688105      383     3510 SH       Sole                     3510
MICROSOFT CORP COM             COM              594918104     1791    61144 SH       Sole                    61144
NATIONAL OILWELL VARCO INC COM COM              637071101     6509   160389 SH       Sole                   160389
NAVIGATORS GROUP INC COM       COM              638904102     1812    46070 SH       Sole                    46070
NICOR INC COM                  COM              654086107     1951    46540 SH       Sole                    46540
NRG ENERGY INC COM NEW         COM              629377508     5912   282885 SH       Sole                   282885
OCCIDENTAL PETE CORP DEL COM   COM              674599105       29      347 SH       Sole                      347
OCEANEERING INTL INC COM       COM              675232102     1905    30010 SH       Sole                    30010
OLIN CORP COM PAR $1           COM              680665205     4438   226185 SH       Sole                   226185
PACTIV CORP COM                COM              695257105     4831   191872 SH       Sole                   191872
PARTNERRE LTD COM              COM              G6852T105     5815    72938 SH       Sole                    72938
PEPSICO INC COM                COM              713448108      352     5324 SH       Sole                     5324
PFIZER INC COM                 COM              717081103     5866   342048 SH       Sole                   342048
PROCTER & GAMBLE CO COM        COM              742718109      138     2178 SH       Sole                     2178
PUBLIC SVC ENTERPRISE GROUP CO COM              744573106     4174   141385 SH       Sole                   141385
RAYTHEON CO COM NEW            COM              755111507     4591    80382 SH       Sole                    80382
REGIS CORP MINN COM            COM              758932107     3768   201705 SH       Sole                   201705
REYNOLDS AMERICAN INC COM      COM              761713106     4826    89395 SH       Sole                    89395
RUBY TUESDAY INC COM           COM              781182100     2221   210165 SH       Sole                   210165
SARA LEE CORP COM              COM              803111103     3883   278770 SH       Sole                   278770
SCHLUMBERGER LTD COM           COM              806857108      141     2225 SH       Sole                     2225
SEABRIGHT INSURANCE HLDGS INC  COM              811656107     2218   201495 SH       Sole                   201495
SIERRA WIRELESS INC COM        COM              826516106     1291   153320 SH       Sole                   153320
SYNIVERSE HLDGS INC COM        COM              87163F106     2865   147130 SH       Sole                   147130
TESORO CORP COM                COM              881609101     1516   109030 SH       Sole                   109030
TRANSOCEAN LTD REG SHS         COM              H8817H100     4684    54231 SH       Sole                    54231
TRAVELERS COMPANIES INC COM    COM              89417E109     7991   148142 SH       Sole                   148142
TTM TECHNOLOGIES  INC COM      COM              87305R109     2474   278575 SH       Sole                   278575
UNIT CORP COM                  COM              909218109     2367    55995 SH       Sole                    55995
UNITEDHEALTH GROUP INC COM     COM              91324P102     6523   199655 SH       Sole                   199655
V F CORP COM                   COM              918204108     6827    85179 SH       Sole                    85179
VALERO ENERGY CORP NEW COM     COM              91913Y100     2696   136869 SH       Sole                   136869
VERSO TECHNOLOGIES INC COM NEW COM              925317208        0    28000 SH       Sole                    28000
VIRTUAL RADIOLOGIC CORPORATION COM              92826B104      316    28730 SH       Sole                    28730
WABTEC CORP COM                COM              929740108     2427    57620 SH       Sole                    57620
WELLS FARGO & CO NEW COM       COM              949746101     2846    91450 SH       Sole                    91450
WESTERN DIGITAL CORP COM       COM              958102105     7973   204496 SH       Sole                   204496
WILMINGTON TRUST CORP COM      COM              971807102     1451    87575 SH       Sole                    87575
ISHARES TR RUSSELL MIDCAP      ETF              464287499      207     2320 SH       Sole                     2320
VANGUARD INDEX FDS MID CAP ETF ETF              922908629      402     6178 SH       Sole                     6178
VANGUARD INDEX FDS SM CP VAL E ETF              922908611      423     7053 SH       Sole                     7053
VANGUARD INDEX FDS VALUE ETF   ETF              922908744      447     8860 SH       Sole                     8860